Other assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other assets
10.	Other assets

	December 31, 2017 $	December 31, 2016 $

Restricted credit card deposits	43	38
Prepaid loan costs (note 14(a))	1,272	1,772
Restricted cash	9,743	-
Environmental guarantee deposits	2,831	-
Prepaid forestry fees	3,628	-
Long-term value added and other taxes recoverable	5,385	46,487
	22,902	48,297

Restricted cash is held on account with HSBC Canada to support a Letter of Guarantee issued in Canada and counter-guaranteed by HSBC Athens (note 15b). The Letter of Guarantee was issued pursuant to the request from the Ministry of Environment and Energy in Greece to support the operation and restoration of the Kokkinolakkas Tailings Management Facility. The funds are invested at prevailing bank rates and interest is accrued monthly. Interest is paid directly to the account with the total balance being recorded as restricted cash. The account allows for any excess, above the notional principal of the Letter of Guarantee, to be remitted back to the Company.